Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Tabular Disclosure of Pay Versus Performance
Year	Summary Compensation Table Total to PEO	Compensation Actually Paid to PEO(1)	Avg Summary Compensation Table Total to Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (Millions USD)	CSM: Adjusted EBITDA (Millions USD)
					Company TSR	Peer Group TSR
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$11,882,248	$4,464,658	$2,357,617	$1,245,172	$87	$134	($242)	$700
2021	$10,616,003	$12,396,926	$2,112,689	$2,368,440	$129	$153	$197	$795
2020	$10,536,432	$4,949,534	$2,943,844	$1,819,391	$108	$122	($31)	$593
Footnotes:
(1)	To calculate Compensation Actually Paid (CAP), the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:
PEO SCT Total to CAP Reconciliation
	Salary	Bonus and Non- Equity Incentive Compensation	Other Compensation (i)	SCT Total	Deductions from SCT Total (ii)	Additions to SCT Total (iii)	CAP
2022	$1,275,000	$1,435,523	$32,513	$11,882,248	($9,139,212)	$1,721,622	$4,464,658
2021	$1,237,500	$467,188	$433,137	$10,616,003	($8,478,178)	$10,259,101	$12,396,926
2020	$1,050,000	$750,000	$453,532	$10,536,432	($8,282,900)	$2,696,002	$4,949,534
Average Non-PEO SCT Total to CAP Reconciliation
	Salary	Bonus and Non -Equity Incentive Compensation	Other Compensation (i)	SCT Total	Deductions from SCT Total (ii)	Additions to SCT Total (iii)	CAP
2022	$603,125	$349,150	($86,120)	$2,357,617	($1,491,462)	$379,017	$1,245,172
2021	$568,410	$102,246	$100,415	$2,112,689	($1,341,617)	$1,597,369	$2,368,440
2020	$569,525	$222,519	$470,446	$2,943,844	($1,681,355)	$556,901	$1,819,391
(i)	Reflects ‘all other compensation” reported in the SCT for each year shown.
(ii)
Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in the tables; therefore, a deduction from the SCT total related to pension value is not needed.

(iii)	Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown.
(2)
The non-PEO NEOs represented in columns (d) and (e) for 2022, 2021 and 2020, respectively, are as follows: Timothy R. Kraus, Aziz S. Aghili, Byron S. Foster and Douglas H. Liedberg; Timothy R. Kraus, Jonathan M. Collins, Aziz S. Aghili, Douglas H. Liedberg and Antonio Valencia; Jonathan M. Collins, Aziz S. Aghili, Robert D. Pyle and Douglas H. Liedberg.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(2)
The non-PEO NEOs represented in columns (d) and (e) for 2022, 2021 and 2020, respectively, are as follows: Timothy R. Kraus, Aziz S. Aghili, Byron S. Foster and Douglas H. Liedberg; Timothy R. Kraus, Jonathan M. Collins, Aziz S. Aghili, Douglas H. Liedberg and Antonio Valencia; Jonathan M. Collins, Aziz S. Aghili, Robert D. Pyle and Douglas H. Liedberg.

PEO Total Compensation Amount	$ 11,882,248	$ 10,616,003	$ 10,536,432
PEO Actually Paid Compensation Amount	$ 4,464,658	12,396,926	4,949,534
Adjustment To PEO Compensation, Footnote [Text Block]
(1)	To calculate Compensation Actually Paid (CAP), the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:
PEO SCT Total to CAP Reconciliation
	Salary	Bonus and Non- Equity Incentive Compensation	Other Compensation (i)	SCT Total	Deductions from SCT Total (ii)	Additions to SCT Total (iii)	CAP
2022	$1,275,000	$1,435,523	$32,513	$11,882,248	($9,139,212)	$1,721,622	$4,464,658
2021	$1,237,500	$467,188	$433,137	$10,616,003	($8,478,178)	$10,259,101	$12,396,926
2020	$1,050,000	$750,000	$453,532	$10,536,432	($8,282,900)	$2,696,002	$4,949,534

Non-PEO NEO Average Total Compensation Amount	$ 2,357,617	2,112,689	2,943,844
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,245,172	2,368,440	1,819,391
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(1)	To calculate Compensation Actually Paid (CAP), the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:
Average Non-PEO SCT Total to CAP Reconciliation
	Salary	Bonus and Non -Equity Incentive Compensation	Other Compensation (i)	SCT Total	Deductions from SCT Total (ii)	Additions to SCT Total (iii)	CAP
2022	$603,125	$349,150	($86,120)	$2,357,617	($1,491,462)	$379,017	$1,245,172
2021	$568,410	$102,246	$100,415	$2,112,689	($1,341,617)	$1,597,369	$2,368,440
2020	$569,525	$222,519	$470,446	$2,943,844	($1,681,355)	$556,901	$1,819,391

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
As noted in the table above, the principal executive officer (PEO) and other NEOs’ Compensation Actually Paid (CAP) amounts are aligned with the Company’s TSR. This is due largely to our use of equity incentives in our long-term incentive program which are tied directly to stock price in addition to our financial performance. Dana’s 3-year cumulative TSR is less than the companies included in our Compensation Peer Group, as described in our CD&A. The Peer Group’s returns are weighted by market capitalization with a significant number of our peers characterized as industrial companies that have been less severely affected by the pandemic and post-pandemic economic and operational challenges of the past three years.

Compensation Actually Paid vs. Net Income [Text Block]
As shown in the table, Dana’s net income has varied significantly from year to year as has CAP for our PEO and other NEOs. This is due in part to the significance that equity incentives play in the total compensation of our PEO and other NEOs and the sensitivity of those incentives to changes in stock price. In addition, we don’t use net income to determine compensation levels or incentive plan payouts. Adjusted EBITDA performance has a direct impact in determining the number of performance shares that vest under the long-term incentive plans in which our CEO and other NEOs participate, with the opportunity to earn from 0% to 200% of target. 24% of target performance shares were earned under the 2019 plan while no shares were earned under the 2020 plan. These vesting results were a key driver in the amount of CAP, indicating a strong relationship between Adjusted EBITDA and CAP.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
As shown in the table, Dana’s net income has varied significantly from year to year as has CAP for our PEO and other NEOs. This is due in part to the significance that equity incentives play in the total compensation of our PEO and other NEOs and the sensitivity of those incentives to changes in stock price. In addition, we don’t use net income to determine compensation levels or incentive plan payouts. Adjusted EBITDA performance has a direct impact in determining the number of performance shares that vest under the long-term incentive plans in which our CEO and other NEOs participate, with the opportunity to earn from 0% to 200% of target. 24% of target performance shares were earned under the 2019 plan while no shares were earned under the 2020 plan. These vesting results were a key driver in the amount of CAP, indicating a strong relationship between Adjusted EBITDA and CAP.

Total Shareholder Return Vs Peer Group [Text Block]
As noted in the table above, the principal executive officer (PEO) and other NEOs’ Compensation Actually Paid (CAP) amounts are aligned with the Company’s TSR. This is due largely to our use of equity incentives in our long-term incentive program which are tied directly to stock price in addition to our financial performance. Dana’s 3-year cumulative TSR is less than the companies included in our Compensation Peer Group, as described in our CD&A. The Peer Group’s returns are weighted by market capitalization with a significant number of our peers characterized as industrial companies that have been less severely affected by the pandemic and post-pandemic economic and operational challenges of the past three years.

Tabular List [Table Text Block]
The measures listed below represent the most important metrics we used to link executive pay to company performance for 2022 as described in our CD&A within the sections titled “Annual Performance-Based Cash Incentive” and “Long-Term Incentive Program”.
Most Important Performance Measures
Adjusted EBITDA
Adjusted EBITDA Margin
Adjusted Free Cash Flow
Net Electrification Sales
Relative TSR

Total Shareholder Return Amount	$ 87	129	108
Peer Group Total Shareholder Return Amount	134	153	122
Net Income (Loss)	$ (242,000,000)	$ 197,000,000	$ (31,000,000)
Company Selected Measure Amount	700,000,000	795,000,000	593,000,000
Additional 402(v) Disclosure [Text Block]
Although there is no requirement to compare SCT compensation and CAP, the table above shows that SCT compensation has increased modestly while CAP has varied significantly between years. SCT compensation is based on the grant date fair value of equity awards made during the year, whereas CAP is based on the fair value of awards made during the year valued at year-end plus the change in value of prior year awards, including awards granted in 2019, 2020 and 2021. As a result, CAP reflects all or portions of multiple years of awards while SCT compensation is based only on the year granted.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Electrification Sales
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member]
Pay vs Performance Disclosure [Table]
Salary	$ 1,275,000	$ 1,237,500	$ 1,050,000
Bonus and Non-Equity Incentive Compensation	1,435,523	467,188	750,000
Other Compensation	32,513	433,137	453,532
PEO [Member] | Deductions from SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,139,212)	(8,478,178)	(8,282,900)
PEO [Member] | Additions to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,721,622	10,259,101	2,696,002
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Salary	603,125	568,410	569,525
Bonus and Non-Equity Incentive Compensation	349,150	102,246	222,519
Other Compensation	(86,120)	100,415	470,446
Non-PEO NEO [Member] | Deductions from SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,491,462)	(1,341,617)	(1,681,355)
Non-PEO NEO [Member] | Additions to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 379,017	$ 1,597,369	$ 556,901